Subsequent Events - Summary of Fair Value of Consideration Paid (Details) $ in Thousands	Jan. 07, 2026 CAD ($)
1CM Agreement | Previously Reported
Disclosure of non-adjusting events after reporting period [line items]
Cash	$ 5,000